Investment Objectives and Goals	Mar. 01, 2026
ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Acadian Emerging Markets Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in common stocks of emerging market country issuers.
CAMBIAR OPPORTUNITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Cambiar Opportunity Fund
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The Cambiar Opportunity Fund (the “Fund”) seeks total return and capital preservation.
CAMBIAR INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Cambiar International Equity Fund
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The Cambiar International Equity Fund (the “Fund”) seeks total return and capital preservation.
CAMBIAR SMALL CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	Cambiar Small Cap Fund
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The Cambiar Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
CAMBIAR SMID FUND
Prospectus [Line Items]
Risk/Return [Heading]	Cambiar SMID Fund
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The Cambiar SMID Fund (the “Fund”) seeks long-term capital appreciation.
Cambiar Aggressive Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambiar Aggressive Value ETF
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The Cambiar Aggressive Value ETF (the “Fund”) seeks long-term capital appreciation.
CIBC Atlas Disciplined Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS DISCIPLINED EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the CIBC Atlas Disciplined Equity Fund (the “Fund”) is to seek long-term capital appreciation and,
Objective, Secondary [Text Block]	secondarily, current income.
CIBC Atlas Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS MID CAP EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CIBC Atlas Mid Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
CIBC Atlas Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS INCOME OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CIBC Atlas Income Opportunities Fund (the “Fund”) seeks current income and long-term capital appreciation.
CIBC ATLAS ALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS ALL CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the CIBC Atlas All Cap Growth Fund (the “Fund”) is long-term capital appreciation.
CIBC ATLAS EQUITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS EQUITY INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CIBC Atlas Equity Income Fund (the “Fund”) seeks current income and long-term capital appreciation.
CIBC ATLAS INTERNATIONAL GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS INTERNATIONAL GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CIBC Atlas International Growth Fund (the “Fund”) seeks to provide long-term capital appreciation.
HAVERFORD QUALITY GROWTH STOCK FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Haverford Quality Growth Stock Fund’s (the “Fund”) investment objective is long-term growth of capital.
Loomis Sayles Full Discretion Institutional Securitized Fund
Prospectus [Line Items]
Risk/Return [Heading]	loomis sayles full discretion institutional securitized fund
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”) is to provide current income and the potential for total return.
LSV VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	LSV VALUE EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LSV Value Equity Fund’s (the “Fund”) investment objective is long-term growth of capital.
LSV CONSERVATIVE VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	LSV CONSERVATIVE VALUE EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LSV Conservative Value Equity Fund’s (the “Fund”) investment objective is long-term growth of capital.
LSV Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	LSV SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LSV Small Cap Value Fund’s (the “Fund”) investment objective is long-term growth of capital.
LSV U.S. MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	LSV U.S. MANAGED VOLATILITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LSV U.S. Managed Volatility Fund’s (the “Fund”) investment objective is long-term growth of capital.
LSV GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	LSV GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LSV Global Managed Volatility Fund’s (the “Fund”) investment objective is long-term growth of capital.
LSV Global Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	LSV GLOBAL VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LSV Global Value Fund’s (the “Fund”) investment objective is long-term growth of capital.
LSV Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	LSV EMERGING MARKETS EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LSV Emerging Markets Equity Fund’s (the “Fund”) investment objective is long-term growth of capital.
LSV Disciplined Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	LSV DISCIPLINED VALUE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LSV Disciplined Value ETF (the “Fund”) seeks long-term growth of capital.
Sands Capital Global Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sands Capital Global Growth Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Investor Class Shares | Sands Capital Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Sands Capital Global Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sands Capital Global Growth Fund’s (the “Fund”) investment objective is long-term capital appreciation.